Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operations:
Net earnings for reportable segments	$ 111,330	$ 289,244
Adjustments for:
Long-term compensation plans	18,888	6,659
Depreciation and amortization	309,314	297,557
Gain on asset disposals	(16,148)	(24,469)
Loss on asset decommissioning	0	9,592
Foreign exchange	2,442	(866)
Finance charges	69,753	83,414
Income taxes	43,229	(23,465)
Other	(272)	(229)
Loss on investments and other assets	1,484	6,810
Gain on acquisition	0	(25,761)
Gain on repurchase of unsecured senior notes	0	(137)
Income taxes paid	(6,459)	(3,103)
Income taxes recovered	85	24
Interest paid	(72,241)	(83,037)
Interest received	1,967	1,176
Funds provided by operations	463,372	533,409
Changes in non-cash working capital balances	18,711	(32,838)
Cash provided by operations	482,083	500,571
Investments:
Purchase of property, plant and equipment	(216,647)	(224,960)
Purchase of intangibles	(51)	(1,789)
Proceeds on sale of property, plant and equipment	30,395	23,841
Proceeds from sale of investments and other assets	3,623	10,013
Business acquisitions, net	0	(28,646)
Purchase of investments and other assets	(725)	(5,343)
Receipt of finance lease payments	799	255
Changes in non-cash working capital balances	(20,380)	11,845
Cash used in investing activities	(202,986)	(214,784)
Financing:
Issuance of long-term debt	27,978	162,649
Repayment of long-term debt	(204,319)	(375,237)
Repurchase of share capital	(75,488)	(29,955)
Issuance of common shares from the exercise of options	686	0
Debt amendment fees	(1,363)	0
Lease payments	(13,271)	(9,423)
Funding from non-controlling interest	4,392	0
Cash used in financing activities	(261,385)	(251,966)
Effect of exchange rate changes on cash and cash equivalents	1,877	(1,226)
Increase in cash	19,589	32,595
Cash, beginning of year	54,182	21,587
Cash, end of year	$ 73,771	$ 54,182